SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Accounting Policies [Abstract]
Net income to controlling interest	$ 1,762,119	$ (846,765)	$ (11,023,567)	$ (4,266,431)	$ 915,354	$ (15,289,998)	$ (71,153,685)	$ (51,773,652)
Change in fair value of derivative liability	(14,800,253)		$ (3,100,102)		(16,944,807)	$ (6,787,597)	$ (10,950,017)	$ (18,557,184)
Adjusted net loss	$ (13,038,134)				$ (16,029,453)
Weighted Average Shares Outstanding	912,147		2,840		693,092	4,293	11,195,345	3,847,672
Adjusted loss per share	$ (14.29)		$ (3,881.54)		$ (23.13)	$ (3,561.61)	$ (6.36)	$ (13.46)